SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Supplemental Disclosures Of Cash Flow Information Details
Cash paid for interest	$ 33,429	$ 29,083
Cash paid for taxes	0	0
Warrants issued in connection with note payable	0	58,520
Warrants issued in connection with issuance of Series A Preferred Stock	67,491	0
Business Combinations:
Current Assets	1,044,893	0
Property and equipment, net	268,398	0
Intangible assets	2,498,737	0
Goodwill	1,960,345	0	$ 0
Other non-current assets	1,962,140
Assumed liabilities	(1,258,905)	0
Deferred revenue	(22,493)	0
Other non-current liabilities	(16,584)	0
Issuance of common stock	(7,055,179)	0
Notes payable	$ (907,407)	$ 0